Related Party Transactions (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				1 Months Ended	0 Months Ended					1 Months Ended
	Dec. 31, 2014 employee	Mar. 31, 2013 item	Dec. 31, 2014 item employee	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2010	Jul. 31, 2013	Dec. 28, 2012	Dec. 28, 2012	Nov. 29, 2012	Oct. 24, 2014	Aug. 28, 2012	Aug. 31, 2012
Related Party Transaction [Line Items]
Number of Employees	0		0
Number of aircraft sold		9	8	10
Fee incurred for aircraft acquired				$ 9,500,000	$ 900,000
Fee incurred for aircraft disposed			2,200,000	2,000,000	1,200,000
Number of shares issued	41,432,998		41,432,998	41,306,338
New shares issued, shares						1,000,000
Issued shares value	41,000		41,000	41,000
Management expenses, quarterly payments	2,500,000		10,600,000	10,500,000	10,300,000
Reimbursable expenses due to the Manager	300,000		300,000	800,000
Proceeds from issuance of shares				172,595,000	23,914,000
Payment of one-time success fee to BBAM								200,000	200,000
Summit purchased, shares from Babcock & Brown						1,000,000
American Depository Shares [Member]
Related Party Transaction [Line Items]
New shares issued, shares							13,142,856
Share offering price							$ 14.00
Certain Officers And Directors [Member] | American Depository Shares [Member]
Related Party Transaction [Line Items]
New shares issued, shares							142,857
Share offering price							$ 14.00
Proceeds from issuance of shares							2,000,000
GAAM Portfolio [Member]
Related Party Transaction [Line Items]
Percentage of sales proceeds BBAM receives in connection with GAAM Portfolio				2.00%
Summit and Onex [Member]
Related Party Transaction [Line Items]
New shares issued, shares								2,191,060	2,191,060
Period of volume weighted average price									5 days	5 days
Issued shares value								25,000,000	25,000,000
Discount to the volume weighted average price of the Company's common shares									5.00%	5.00%
Share offering price								$ 11.41	$ 11.41
BBAM Limited Partnership [Member]
Related Party Transaction [Line Items]
Sale of interest in BBAM Limited Partnership								15.00%	15.00%
Management agreement renewal period			5 years						5 years
Payment to the manager			8,400,000						8,400,000
Percentage of selling price fee paid to BBAM									1.50%
Fees related to disposition of interest in equity investment joint venture									700,000
Receive a base fee per month											150,000
Percentage of rent fee on aggregate amount of aircraft rent due											1.00%
Percentage of actual rent collected											1.00%
Base and rent fees incurred by B&B Air Funding			14,400,000	12,100,000	12,600,000
Administrative agency fee from B&B air funding per annum			750,000
Administrative fee from B&B Air Acquisition per annum												240,000
Administrative fee per month per aircraft												1,000
Administrative fees paid under the Term Loan and Fly Acquisition II Facility			2,100,000	1,900,000	1,800,000
Percentage of purchase price BBAM receives for aircraft acquired			1.50%
Percentage of sales proceeds BBAM receives in connection with GAAM Portfolio			1.50%
Fee incurred for aircraft acquired			12,800,000
Percentage of commission of issuance and sale of shares									4.00%
Commission of issuance and sale of shares									1,000,000
Origination fees expenses			3,100,000
BBAM Limited Partnership [Member] | Other Aircraft [Member]
Related Party Transaction [Line Items]
Percentage of actual rent collected											3.50%
BBAM Limited Partnership [Member] | Fly Acquisition Second Fly Period [Member]
Related Party Transaction [Line Items]
Administrative fee per month from Fly Acquisition II and Fly Period													$ 10,000